WARRANTS (Assumptions Used) (Details)	1 Months Ended	12 Months Ended
	Mar. 31, 2009	Dec. 31, 2012 Tranch 1 [Member]	Dec. 31, 2012 Tranch 2 [Member]	Dec. 31, 2012 Tranch 3 [Member]	Dec. 31, 2012 Tranch 4 [Member]	Dec. 31, 2012 Tranch 5 [Member]
Class of Warrant or Right [Line Items]
Risk-fee rate of return		0.952%	1.674%	1.916%	1.185%	1.186%
Expected remaining contractual lives of the warrants	5 years	1 year	4 years	5 years	1 year 9 months 18 days	2 years 1 month 6 days
Volatility		63.20%	58.50%	66.60%	56.60%	54.50%
Expected dividend yield		0.00%	0.00%	0.00%	0.00%	0.00%